INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2025
INCOME TAX EXPENSE
Schedule of components of income tax expense

	For the Six Months Ended June 30,
	2024	2025
	US$	US$
Loss before income tax	(17,010,328)	(13,476,782)
Income tax expense	1,388	458
Effective income tax rate	(0.01)%	(0.00)%